Parametric
Commodity Strategy Fund
March 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 3.8%
Security	Shares	Value
Commodity Funds — 3.8%
SPDR Gold MiniShares Trust(1)	1,277,000	$ 118,365,130
Total Exchange-Traded Funds (identified cost $43,895,734)		$ 118,365,130

Short-Term Investments — 86.0%
Affiliated Fund — 13.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	428,209,576	$ 428,209,576
Total Affiliated Fund (identified cost $428,209,576)		$ 428,209,576

U.S. Treasury Obligations — 72.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(3)	$85,000	$ 84,631,229
0.00%, 6/11/26	150,000	148,937,425
0.00%, 7/9/26	40,000	39,604,000
0.00%, 10/1/26	53,728	52,748,874
0.00%, 10/29/26	40,000	39,165,589
0.00%, 1/21/27	18,978	18,435,699
0.00%, 2/18/27	56,935	55,138,727
0.00%, 3/18/27	47,500	45,872,092
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27(4)	80,633	82,053,180
U.S. Treasury Inflation-Indexed Notes:(4)
0.125%, 7/15/26	32,263	32,730,059
0.375%, 1/15/27	134,631	134,904,598
U.S. Treasury Notes:
0.75%, 8/31/26	43,690	43,155,092
0.875%, 9/30/26	33,715	33,241,715
1.125%, 10/31/26	52,706	51,907,032
1.25%, 11/30/26	36,825	36,225,001
1.25%, 12/31/26	28,467	27,946,042
1.375%, 8/31/26	43,690	43,269,451
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.50%, 8/15/26	$80,190	$ 79,513,181
1.625%, 5/15/26	80,000	79,789,305
1.625%, 9/30/26	16,864	16,687,545
1.625%, 10/31/26	93,728	92,565,183
2.00%, 11/15/26	20,000	19,784,894
2.125%, 5/31/26	30,000	29,918,640
2.375%, 4/30/26	30,000	29,967,551
3.50%, 9/30/26	28,550	28,512,359
3.75%, 8/31/26	40,000	39,997,768
4.00%, 1/15/27	28,467	28,525,659
4.125%, 10/31/26	60,000	60,108,889
4.125%, 2/15/27	108,465	108,811,752
4.125%, 2/28/27	88,010	88,305,262
4.25%, 11/30/26	18,978	19,042,640
4.375%, 7/31/26	227,490	227,987,750
4.375%, 8/15/26	233,180	233,699,089
4.625%, 9/15/26	33,715	33,849,746
4.875%, 5/31/26	75,000	75,126,760
Total U.S. Treasury Obligations (identified cost $2,259,915,641)		$2,262,159,778
Total Short-Term Investments (identified cost $2,688,125,217)		$2,690,369,354
Total Investments — 89.8% (identified cost $2,732,020,951)		$2,808,734,484
Other Assets, Less Liabilities — 10.2%		$ 318,205,776
Net Assets — 100.0%		$3,126,940,260
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Parametric
Commodity Strategy Fund
March 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	577	Long	5/29/26	$ 55,490,090	$ 10,982,597
Cocoa	1,679	Long	7/16/26	56,531,930	4,121,717
Coffee	1,006	Long	7/21/26	109,704,300	3,170,284
Copper	753	Long	7/29/26	106,653,038	(4,388,055)
Corn	4,645	Long	7/14/26	108,751,063	2,334,316
Cotton No. 2	1,572	Long	7/9/26	56,694,180	4,771,496
Feeder Cattle	149	Long	8/27/26	27,149,663	611,044
Gold	217	Long	6/26/26	101,525,620	(5,700,810)
Kansas Wheat	881	Long	7/14/26	28,577,438	2,328,358
Lean Hogs	1,189	Long	6/12/26	49,961,780	(2,661,492)
Live Cattle	1,171	Long	6/30/26	113,950,010	4,118,121
LME Copper	295	Long	4/13/26	90,588,453	(5,714,741)
LME Copper	299	Long	5/18/26	92,028,762	(5,058,380)
LME Copper	366	Long	6/15/26	112,851,708	(5,103,803)
LME Lead	957	Long	4/13/26	44,879,711	(4,584,732)
LME Lead	975	Long	5/18/26	45,934,688	(2,082,664)
LME Lead	1,080	Long	6/15/26	51,215,760	(1,654,009)
LME Nickel	877	Long	4/13/26	89,181,481	(6,776,755)
LME Nickel	919	Long	5/18/26	93,886,602	(1,235,647)
LME Nickel	1,010	Long	6/15/26	103,541,099	(1,824,877)
LME Primary Aluminum	2,441	Long	4/13/26	214,894,045	24,830,628
LME Primary Aluminum	2,489	Long	5/18/26	218,038,889	28,206,493
LME Primary Aluminum	2,711	Long	6/15/26	236,002,039	11,409,824
LME Tin	102	Long	4/13/26	23,805,270	1,139,800
LME Tin	98	Long	5/18/26	22,906,030	(376,480)
LME Tin	106	Long	6/15/26	24,786,510	(1,987,315)
LME Zinc	1,148	Long	4/13/26	92,647,905	428,571
LME Zinc	1,156	Long	5/18/26	93,663,166	(1,924,799)
LME Zinc	1,383	Long	6/15/26	112,126,725	(820,407)
Low Sulphur Gasoil	1,053	Long	6/11/26	116,040,600	28,153,152
Natural Gas	4,214	Long	12/29/26	208,087,320	(3,795,966)
NY Harbor ULSD	715	Long	5/29/26	112,339,227	24,549,346
Palladium	378	Long	6/26/26	56,227,500	(7,540,861)
Platinum	548	Long	7/29/26	53,983,480	(4,755,684)
RBOB Gasoline	1,703	Long	5/29/26	218,554,846	38,297,378
Robusta Coffee	1,542	Long	5/22/26	53,862,060	(3,369,090)
SGX IODEX Iron Ore	2,682	Long	5/29/26	28,289,736	1,649,255
Silver	620	Long	7/29/26	233,984,900	(17,096,483)
Soybean Meal	1,672	Long	7/14/26	52,550,960	192,748
Soybean Oil	2,780	Long	7/14/26	114,891,840	7,154,152
Soybeans	1,873	Long	7/14/26	111,068,900	(85,006)
Sugar No. 11	3,292	Long	6/30/26	57,812,787	6,983,786
Wheat	1,787	Long	7/14/26	55,977,775	3,676,165

Parametric
Commodity Strategy Fund
March 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
White Sugar	1,268	Long	7/16/26	$ 28,656,800	$ 2,899,695
WTI Crude Oil	611	Long	5/19/26	56,920,760	11,710,281
LME Copper	(295)	Short	4/13/26	(90,588,453)	4,988,317
LME Copper	(299)	Short	5/18/26	(92,028,762)	4,989,601
LME Lead	(957)	Short	4/13/26	(44,879,711)	1,790,205
LME Lead	(975)	Short	5/18/26	(45,934,688)	1,495,178
LME Nickel	(877)	Short	4/13/26	(89,181,481)	1,176,095
LME Nickel	(919)	Short	5/18/26	(93,886,602)	1,619,131
LME Primary Aluminum	(2,441)	Short	4/13/26	(214,894,045)	(29,073,295)
LME Primary Aluminum	(2,489)	Short	5/18/26	(218,038,889)	(11,385,949)
LME Tin	(102)	Short	4/13/26	(23,805,270)	994,170
LME Tin	(98)	Short	5/18/26	(22,906,030)	1,813,735
LME Zinc	(1,148)	Short	4/13/26	(92,647,905)	2,150,061
LME Zinc	(1,156)	Short	5/18/26	(93,663,166)	989,392
					$116,727,792
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2026 were $669,487,236 or 21.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Parametric
Commodity Strategy Fund
March 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $428,209,576, which represents 13.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$352,716,844	$1,664,094,583	$(1,588,601,851)	$ —	$ —	$428,209,576	$3,924,210	428,209,576
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 118,365,130	$ —	$ —	$ 118,365,130
Short-Term Investments:
Affiliated Fund	428,209,576	—	—	428,209,576
U.S. Treasury Obligations	—	2,262,159,778	—	2,262,159,778
Total Investments	$546,574,706	$2,262,159,778	$—	$2,808,734,484
Futures Contracts	$ 245,725,092	$ —	$ —	$ 245,725,092
Total	$792,299,798	$2,262,159,778	$—	$3,054,459,576
Liability Description
Futures Contracts	$(128,997,300)	$ —	$ —	$ (128,997,300)
Total	$(128,997,300)	$ —	$ —	$ (128,997,300)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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